Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share Capital	Share-based payments reserve	Retained Earnings	Equity attributable to Nevsun shareholders	Non-controlling Interests	Total
Beginning Balance at Dec. 31, 2016	$ 700,133	$ 12,775	$ 183,465	$ 896,373	$ 166,086	$ 1,062,459
Balance (Shares) at Dec. 31, 2016	301,322,891
Statement Line Items [Line Items]
Exercise of stock options	$ 245			245		245
Exercise of stock options (shares)	81,333
Transfer to share capital on exercise of stock options	$ 90	(90)
Net income (loss)			(11,574)	(11,574)	2,443	(9,131)
Dividends declared			(3,019)	(3,019)		(3,019)
Spending on Lower Zone commitment					1,154	1,154
Balance at Mar. 31, 2017	$ 702,822	10,432	90,540		149,347
Balance (Shares) at Mar. 31, 2017	302,212,480
Beginning Balance at Dec. 31, 2017	$ 702,005	13,003	168,872	883,880	169,683	1,053,563
Balance (Shares) at Dec. 31, 2017	301,869,593
Statement Line Items [Line Items]
Share-based payments		214		214		214
Shares issued as part of dividend reinvestment program	$ 298			298		298
Shares issued as part of dividend reinvestment program (shares)	109,190
Net income (loss)			(4,502)	(4,502)	5,015	513
Spending on Lower Zone commitment					404	404
Balance at Mar. 31, 2018	$ 703,120	$ 10,646	$ 86,038	$ 799,804	$ 154,766	$ 954,570
Balance (Shares) at Mar. 31, 2018	302,321,670